Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances			$ 4,435	$ 4,641
Cash equivalents (see Note 3.5)			39,062	15,850
Total	$ 2,187		$ 43,497	$ 20,491	[2]

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18